LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss from discontinued operation	¥ (51,673)	$ (7,111)	¥ (30,652)
Net loss from continuing operations attributable to ordinary shareholder	¥ (62,880)	$ (8,654)	¥ (12,054)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding - basic (in shares)	50,181,969	50,181,969	53,828,590
Weighted average number of Class A and Class B ordinary shares outstanding - diluted (in shares)	50,181,969	50,181,969	53,828,590
Basic loss from discontinued operation per ADS | (per share)	¥ (5.15)	$ (0.71)	¥ (2.85)
Diluted loss from discontinued operation per ADS | (per share)	(5.15)	(0.71)	(2.85)
Basic loss from continuing operations per ADS | (per share)	(6.27)	(0.86)	(1.12)
Diluted loss earnings from continuing operations per ADS | (per share)	¥ (6.27)	$ (0.86)	¥ (1.12)